CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net income	€ 9,301	€ 1,065	€ 2,837
Attributable to equity holders of Sanofi	9,281	1,050	2,806
Attributable to non-controlling interests	20	15	31
Other comprehensive income:
Actuarial gains/(losses)	(146)	(535)	(382)
Change in fair value of equity instruments included in financial assets	299	34	106
Tax effects	(89)	117	113
Items not subsequently reclassifiable to profit or loss	64	(384)	(163)
Change in fair value of debt instruments included in financial assets	4	28	28
Change in fair value of cash flow hedges	29	(15)	(13)
Change in currency translation differences	(944)	410	751
Tax effects	9	17	47
Items subsequently reclassifiable to profit or loss	(902)	440	813
Other comprehensive income for the period, net of taxes	(838)	56	650
Comprehensive income	8,463	1,121	3,487
Attributable to equity holders of Sanofi	8,451	1,105	3,457
Attributable to non-controlling interests	€ 12	€ 16	€ 30